Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 86.9%
Aerospace & Defense - 0.9%
Air Comm Corp. LLC Term Loan, 3-Month Term SOFR + 3.00%, 7.40% (A), 11/21/2031	$ 923,077	$ 925,385
Barnes Group, Inc. Term Loan B, TBD, 12/10/2031 (B)(C)	1,000,000	1,001,875
TransDigm, Inc. Term Loan J, 3-Month Term SOFR + 2.50%, 6.83% (A), 02/28/2031	496,256	498,010
		2,425,270
Automobile Components - 1.5%
C&D Technologies, Inc. Term Loan, 1-Month Term SOFR + 5.75%, 10.17% (A), 12/20/2026 (C)	1,393,957	1,390,472
Clarios Global LP Term Loan B, TBD, 01/14/2032 (B)(C)	500,000	499,687
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.55% (A), 03/30/2027	2,171,364	2,128,615
		4,018,774
Building Products - 3.3%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.66% (A), 11/03/2028	926,282	930,479
Cornerstone Building Brands, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, 7.66% (A), 04/12/2028	494,859	470,580
Term Loan B, 1-Month Term SOFR + 4.50%, 8.81% (A), 05/15/2031	1,246,875	1,199,338

Eco Material Technologies, Inc. Term Loan, TBD, (B)(C)	450,000	450,000
EMRLD Borrower LP Term Loan B, 3-Month Term SOFR + 2.50%, 6.83% (A), 08/04/2031	997,500	1,000,929
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.25% (A), 03/14/2031 (C)	89,581	89,955
Term Loan, 1-Month Term SOFR + 3.00%, 7.31% (A), 03/14/2031 (C)	820,244	823,662
Hobbs & Associates LLC
Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (A), 07/23/2031	1,363,636	1,369,602
Delayed Draw Term Loan, 7.65% (A), 07/23/2031	136,023	136,618
Quikrete Holdings, Inc.
Term Loan B, TBD, 02/10/2032 (B)(C)	250,000	251,250
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc. (continued)
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.56% (A), 03/19/2029	$ 340,427	$ 340,959
Term Loan B, 1-Month Term SOFR + 2.50%, 6.81% (A), 04/14/2031	1,613,065	1,615,754
		8,679,126
Capital Markets - 0.2%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (A), 09/30/2031	500,000	502,188
Chemicals - 1.6%
LSF11 A5 Holdco LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.93% (A), 10/15/2028	910,890	914,116
M2S Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 9.05% (A), 08/25/2031	1,025,862	996,368
Minerals Technologies, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.31% (A), 11/26/2031	400,000	401,500
SCIH Salt Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.29% (A), 01/31/2029	1,433,867	1,439,244
USALCO LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.31% (A), 09/30/2031	543,956	549,396
		4,300,624
Commercial Services & Supplies - 15.6%
AlixPartners LLP Term Loan B, 1-Month Term SOFR + 2.50%, 6.93% (A), 02/04/2028	1,466,978	1,470,646
American Auto Auction Group LLC Term Loan B, 3-Month Term SOFR + 4.50%, 9.01% (A), 12/30/2027	1,781,385	1,799,199
American Residential Services LLC Repriced Term Loan B, 1-Month Term SOFR + 3.50%, 7.54% (A), 01/28/2032	1,492,248	1,493,188
Ankura Consulting Group LLC Repriced Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (A), 12/29/2031	1,536,576	1,540,417
APi Group DE, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.31% (A), 01/03/2029	955,701	957,749
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.27% (A), 10/16/2031	1,246,875	1,257,265
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
BIFM U.S. Finance LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.06% (A), 05/31/2028 (C)	$ 1,757,319	$ 1,771,962
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.00%, 6.31% (A), 11/02/2029	452,791	453,357
Creative Artists Agency LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.75%, 7.06% (A), 10/01/2031	1,207,006	1,209,772
Driven Holdings LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.43% (A), 12/17/2028	715,736	716,631
Filtration Group Corp. Term Loan, TBD, 10/21/2028 (B)(C)	1,935,000	1,949,280
First Advantage Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (A), 10/31/2031	1,250,000	1,260,938
Garda World Security Corp.
Term Loan B, TBD, 02/01/2029 (B)(C)	1,571,215	1,575,142
Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (A), 02/01/2029	1,652,382	1,655,480

Grant Thornton Advisors LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.06% (A), 06/02/2031	844,652	846,764
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.06% (A), 06/30/2028	988,759	890,766
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 6.30% (A), 10/21/2030	992,500	991,259
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 9.18% (A), 02/18/2028	1,989,197	1,964,332
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (A), 02/08/2028	1,860,874	1,865,527
KUEHG Corp. Term Loan, 3-Month Term SOFR + 3.25%, 7.54% (A), 06/12/2030	1,084,913	1,094,948
LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.68% (A), 08/31/2028	1,411,449	1,344,405
Mavis Tire Express Services Topco Corp. Repriced Term Loan, TBD, 05/04/2028 (B)(C)	1,102,395	1,106,300
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

PG Investment Co. 59 SARL Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (A), 03/26/2031	$ 349,125	$ 351,220
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.68% (A), 12/15/2028	1,714,442	1,723,729
Prime Security Services Borrower LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 6.33% (A), 10/13/2030	997,500	999,439
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 7.04% (A), 02/17/2028	1,309,902	1,309,902
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.81% (A), 11/14/2030	1,192,497	1,195,850
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.71% (A), 03/04/2028	701,615	583,949
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.25%, 7.55% (A), 04/14/2031	1,493,756	1,491,889
Trans Union LLC Term Loan B9, 1-Month Term SOFR + 1.75%, 6.06% (A), 06/24/2031	250,000	249,883
TruGreen LP Term Loan, 1-Month Term SOFR + 4.00%, 8.41% (A), 11/02/2027	1,104,242	1,067,664
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.83% (A), 11/30/2030	1,990,000	1,994,145
VM Consolidated, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.56% (A), 03/24/2028	496,779	499,015
VT Topco, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (A), 08/09/2030	495,016	498,935
		41,180,947
Communications Equipment - 1.3%
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 9.80% (A), 08/15/2028	969,839	814,362
Aventiv Technologies LLC
Term Loan, 3-Month Term SOFR + 7.50%, 12.09% (A), 07/31/2025	387,857	376,222
Bridge Term Loan, 3-Month Term SOFR + 10.00%, 14.34% (A), 12/24/2025	482,409	472,760

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment (continued)

CommScope, Inc. Term Loan, 1-Month Term SOFR + 5.50%, 9.81% (A), 12/17/2029	$ 594,421	$ 604,823
GoTo Group, Inc. Term Loan , 3-Month Term SOFR + 4.75%, 9.19% (A),04/28/2028	909,065	677,560
Lorca Holdco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 7.83% (A), 03/25/2031	372,188	372,885
Lumen Technologies, Inc.
Term Loan B1, 1-Month Term SOFR + 2.35%, 6.78% (A), 04/15/2029	118,311	110,769
Term Loan B2, 1-Month Term SOFR + 2.35%, 6.78% (A), 04/15/2030	118,311	110,288
		3,539,669
Construction & Engineering - 1.4%
Centuri Group, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.92% (A), 08/27/2028	308,461	310,485
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 8.06% (A), 03/27/2031	995,000	995,829
Cube Industrials Buyer, Inc. Term Loan, 3-Month Term SOFR + 3.50%, 7.79% (A), 10/17/2031	800,000	804,666
Legence Holdings LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.91% (A), 12/16/2027	1,068,500	1,072,507
Legends Holdings LLC Term Loan B, TBD, (B)(C)	500,000	501,875
		3,685,362
Consumer Staples Distribution & Retail - 5.3%
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.93% (A), 03/31/2028	1,075,878	1,079,912
Dave & Buster's, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.63% (A), 06/29/2029	1,267,796	1,230,080
EG Group Ltd. Term Loan B, 3-Month Term SOFR + 4.25%, 8.61% (A), 02/07/2028	1,210,449	1,224,672
Flynn Restaurant Group LP
Term Loan, TBD, 01/17/2032 (B)(C)	500,000	499,375
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
Flynn Restaurant Group LP (continued)
Term Loan B, 1-Month Term SOFR + 4.25%, 8.68% (A), 12/01/2028	$ 1,435,034	$ 1,437,187

Great Outdoors Group LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.55% (A), 01/16/2032	1,436,066	1,443,246
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.31% (A), 11/09/2027	255,106	256,062
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.15% (A), 06/06/2031	497,500	490,798
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 8.84% (A), 04/17/2028	595,373	483,492
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.84% (A), 03/03/2028	1,645,237	1,578,143
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.16% (A), 02/11/2028	2,135,434	2,144,108
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 10.18% (A), 09/04/2029	648,375	623,945
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (A), 10/19/2029 (C)	1,572,312	1,575,185
		14,066,205
Containers & Packaging - 6.3%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 2.75%, 7.34% (A), 12/07/2025	634,114	463,696
Anchor Packaging, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 7.55% (A), 07/18/2029	1,733,456	1,744,290
Berlin Packaging LLC Term Loan B7, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 7.83% (A), 06/07/2031	958,979	964,240
Canister International Group, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (A), 03/22/2029	995,006	1,004,128
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 7.49% (A), 04/13/2029	1,179,333	1,182,225
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.73%, 9.72% (A), 02/12/2026	$ 577,500	$ 508,200
Pactiv Evergreen Group Holdings, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.81% (A), 09/24/2028	1,732,430	1,737,194
Plaze, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.18% (A), 08/03/2026	240,000	225,400
Pregis TopCo Corp.
Term Loan, 1-Month Term SOFR + 4.00%, 8.43% (A), 07/31/2026	362,812	364,022
1st Lien Term Loan, 1-Month Term SOFR + 4.00%, 8.31% (A), 07/31/2026	1,534,567	1,542,623

Pretium Packaging LLC Term Loan A, 3-Month Term SOFR + 5.00%, 9.57% (A), 10/02/2028	1,388,503	1,417,141
Proampac PG Borrower LLC Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (A), 09/15/2028	1,944,370	1,946,800
Tosca Services LLC Term Loan, 1-Month Term SOFR + 5.50%, 9.80% (A), 11/30/2028	187,735	194,071
TricorBraun Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.68% (A), 03/03/2028 (C)	1,496,124	1,498,555
Trident TPI Holdings, Inc. Term Loan B7, 6-Month Term SOFR + 3.75%, 8.19% (A), 09/15/2028	1,845,422	1,863,217
		16,655,802
Distributors - 1.1%
Core & Main LP Term Loan E, 1-Month Term SOFR + 2.00%, 6.31% (A), 02/09/2031	198,004	198,581
Gloves Buyer, Inc.
Term Loan, TBD, 01/17/2032 (B)(C)	1,000,000	997,188
Term Loan, 1-Month Term SOFR + 4.00%, 8.43% (A), 12/29/2027	1,389,173	1,389,173

Olympus Water U.S. Holding Corp. Term Loan, 3-Month Term SOFR + 3.00%, 7.34% (A), 06/20/2031	399,000	399,499
		2,984,441
Electric Utilities - 1.8%
Cornerstone Generation LLC Term Loan B, TBD, 10/28/2031 (B)(C)	1,100,000	1,106,187
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities (continued)
Kohler Energy Co. LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.06% (A), 05/01/2031	$ 1,190,733	$ 1,192,222
Lightning Power LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (A), 08/18/2031	523,688	526,025
Pike Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.43% (A), 01/21/2028	1,808,422	1,823,870
		4,648,304
Electrical Equipment - 0.2%
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.30% (A), 12/22/2027	631,894	631,368
Electronic Equipment, Instruments & Components - 1.0%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.59% (A), 12/02/2031 (C)	1,250,000	1,249,479
Roper Industrial Products Investment Co. LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 7.08% (A), 11/22/2029	1,000,000	1,002,500
TCP Sunbelt Acquisition Co. Term Loan B, 3-Month Term SOFR + 4.25%, 8.77% (A), 10/16/2031	525,000	527,844
		2,779,823
Energy Equipment & Services - 0.4%
Star Holding LLC 1st Lien Term Loan B, 1-Month Term SOFR + 4.50%, 8.81% (A), 07/31/2031	997,500	995,837
Financial Services - 1.5%
Deerfield Dakota Holding LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.08% (A), 04/09/2027	1,223,068	1,202,682
Guggenheim Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.83% (A), 11/21/2031	150,000	150,609
Janney Montgomery Scott LLC Term Loan, 3-Month Term SOFR + 3.25%, 7.58% (A), 11/28/2031	385,714	389,668
Russell Investments U.S. Institutional Holdco, Inc. Term Loan, 3-Month Term SOFR + 5.00%, PIK Rate 1.50%, Cash Rate 0.00%, 05/30/2027 (C)(D)	1,548,976	1,490,890
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Victory Capital Holdings, Inc.
Term Loan B, 3-Month Term SOFR + 2.25%, 6.64% (A), 12/29/2028	$ 688,092	$ 691,246
Term Loan B, 3-Month Term SOFR + 2.25%, 6.64% (A), 07/01/2026	5,963	5,968
		3,931,063
Food Products - 6.6%
8th Avenue Food & Provisions, Inc.
Term Loan, 1-Month Term SOFR + 4.75%, 9.17% (A), 10/01/2025 (C)	1,135,326	1,109,781
1st Lien Term Loan, 1-Month Term SOFR + 3.75%, 8.18% (A), 10/01/2025	1,114,011	1,091,174

Aspire Bakeries Holdings LLC Term Loan, 1-Month Term SOFR + 4.25%, 8.56% (A), 12/13/2030	997,487	1,004,969
B&G Foods, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (A), 10/10/2029	748,125	749,060
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.43% (A), 06/09/2028	1,987,200	1,933,794
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (A), 08/23/2029	153,081	153,655
Chobani LLC Repriced Term Loan B, 1-Month Term SOFR + 3.75%, 6.80% (A), 10/25/2027	247,500	248,827
Del Monte Foods, Inc.
Term Loan, 3-Month Term SOFR + 4.40%, 8.76% (A), 08/02/2028	582,191	346,403
Term Loan, 3-Month Term SOFR + 8.00%, 12.62% (A), 08/02/2028	296,835	288,672

Fiesta Purchaser, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (A), 02/12/2031	1,194,008	1,196,433
Max U.S. Bidco, Inc. Term Loan B, 1-Month Term SOFR + 5.00%, 9.31% (A), 10/02/2030	744,375	730,883
Monogram Food Solutions LLC Term Loan B, TBD, 08/28/2028 (B)(C)	997,429	987,455
Nomad Foods U.S. LLC Term Loan B5, 3-Month Term SOFR + 2.50%, 6.97% (A), 11/12/2029	1,960,200	1,971,226
Quirch Foods Holdings LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.64% (A), 10/27/2027	962,276	900,930
	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)

Snacking Investments Bidco Pty. Ltd. Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (A), 12/18/2026	$ 1,967,742	$ 1,972,661
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.75%, 8.14% (A), 03/07/2029	995,000	996,866
Upfield BV Term Loan B10, 6-Month Term SOFR + 4.25%, 8.87% (A), 01/03/2028	1,733,412	1,736,302
		17,419,091
Ground Transportation - 0.1%
SIRVA Worldwide, Inc. Super Priority Delayed Draw Term Loan, 3-Month Term SOFR + 8.00%, 2.00% (A), 02/20/2029	290,607	284,795
Health Care Equipment & Supplies - 0.8%
Bausch & Lomb Corp. Term Loan, 1-Month Term SOFR + 3.25%, 7.66% (A), 05/10/2027	1,330,178	1,335,906
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (A), 10/23/2028	756,942	760,556
		2,096,462
Health Care Providers & Services - 4.6%
ADMI Corp.
Term Loan B3, 1-Month Term SOFR + 3.75%, 8.18% (A), 12/23/2027	386,006	381,181
Term Loan B5, 1-Month Term SOFR + 5.75%, 10.06% (A), 12/23/2027	495,000	495,619

Charlotte Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.75%, 9.05% (A), 02/11/2028	1,277,299	1,281,889
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 8.54% (A), 03/30/2029	975,297	941,771
Term Loan B, 3-Month Term SOFR + 5.50%, 9.79% (A), 03/30/2029	595,500	576,395

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 4.50%, 8.81% (A), 04/28/2028	1,480,053	1,484,370
LifePoint Health, Inc.
Term Loan B1, 3-Month Term SOFR + 3.50%, 7.96% (A), 05/17/2031	498,750	495,788
1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 05/17/2031	742,275	739,182

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)

Quorum Health Corp. Delayed Draw Term Loan , 3-Month Term SOFR + 6.50%, 10.89% (A),04/29/2025	$ 1,671,617	$ 1,654,901
Sound Inpatient Physicians Term Loan A, 3-Month Term SOFR + 5.50%, PIK Rate 1.00%, Cash Rate 0.00%, 06/28/2028 (D)	1,000,949	1,033,480
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 8.33% (A), 09/27/2030 (C)	1,491,256	1,471,497
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.06% (A), 12/19/2030	1,488,750	1,493,093
		12,049,166
Hotels, Restaurants & Leisure - 5.3%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.68% (A), 02/07/2029	497,449	485,013
Bally's Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 7.80% (A), 10/02/2028	1,568,906	1,478,939
Caesars Entertainment, Inc.
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.56% (A), 02/06/2031	488,769	489,991
Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (A), 02/06/2030	452,375	453,695

Carnival Corp. Term Loan, 1-Month Term SOFR + 2.00%, 6.30% (A), 08/08/2027	535,683	537,022
Endeavor Group Holdings, Inc. Term Loan B, TBD, 01/27/2032 (B)(C)	1,100,000	1,098,625
GSM Holdings, Inc. Term Loan B, 1-Month Term SOFR + 5.00%, 9.33% (A), 09/30/2031	748,125	732,539
Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 6.06% (A), 11/08/2030	250,000	250,994
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.31% (A), 08/02/2028	492,235	493,342
Light & Wonder International, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.55% (A), 04/14/2029	498,750	499,581
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.81% (A), 05/03/2029	1,316,250	1,323,771
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 8.05% (A), 02/21/2030	$ 1,713,306	$ 1,728,298
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (A), 04/04/2029	1,739,738	1,745,392
Travel & Leisure Co. Term Loan B, 3-Month Term SOFR + 2.50%, 6.93% (A), 12/14/2029	1,217,500	1,222,827
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.18% (A), 05/18/2025	1,572,884	1,573,540
		14,113,569
Household Durables - 0.9%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.34% (A), 07/31/2028	1,492,509	1,495,775
Hunter Douglas, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 01/20/2032	323,313	323,717
Libbey Glass, Inc. Term Loan, 3-Month Term SOFR + 6.50%, 10.95% (A), 11/22/2027	538,325	524,866
		2,344,358
Household Products - 0.2%
Kronos Acquisition Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.29% (A), 07/08/2031	631,774	594,184
Insurance - 1.7%
Acrisure LLC 1st Lien Term Loan B6, 1-Month Term SOFR + 3.00%, 7.31% (A), 11/06/2030	1,491,082	1,491,454
Asurion LLC
Term Loan B10, 1-Month Term SOFR + 4.00%, 8.41% (A), 08/19/2028	488,750	488,139
Term Loan B9, 1-Month Term SOFR + 3.25%, 7.68% (A), 07/31/2027	1,061,162	1,059,505

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 3.00%, 7.31% (A), 06/13/2031	975,501	979,769
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.31% (A), 07/31/2031	498,750	501,478
		4,520,345
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail - 2.1%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.66% (A), 12/06/2027 (C)	$ 999,686	$ 977,943
Cablevision Lightpath LLC Repriced Term Loan, TBD, 11/30/2027 (B)(C)	750,000	750,000
ION Trading Technologies SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (A), 04/01/2028	979,851	980,940
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 8.56% (A), 05/03/2028	2,083,858	2,057,164
TripAdvisor, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 7.06% (A), 07/08/2031	748,125	749,372
		5,515,419
IT Services - 2.1%
Magenta Security Holdings LLC
Term Loan, 3-Month Term SOFR + 1.50%, PIK Rate 5.50%, Cash Rate 0.00%, 07/27/2028 (D)	655,520	231,071
Term Loan, 3-Month Term SOFR + 1.50%, PIK Rate 6.25%, Cash Rate 0.00%, 07/27/2028 (D)	172,989	96,355
Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.54% (A), 07/27/2028	2,181,152	2,216,596
Term Loan, 3-Month Term SOFR + 6.75%, 11.30% (A), 07/27/2028	132,627	120,691

NCR Atleos LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 04/16/2029	1,028,023	1,033,677
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.16% (A), 02/01/2028	747,632	698,802
Sandisk Corp. Term Loan B, TBD, 12/13/2031 (B)(C)	1,250,000	1,232,037
		5,629,229
Machinery - 1.7%
Alliance Laundry Systems LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.80% (A), 08/19/2031	275,000	276,222
CPM Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.84% (A), 09/28/2028	668,038	635,471
GrafTech Finance, Inc.
Delayed Draw Term Loan, TBD, 11/11/2029 (B)(C)	727,273	752,727
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
GrafTech Finance, Inc. (continued)
Term Loan, TBD, 11/11/2029 (B)(C)	$ 1,272,727	$ 1,310,909

Ranpak Corp. Term Loan , 3-Month Term SOFR + 4.50%, 8.85% (A),12/19/2031	1,500,000	1,505,625
		4,480,954
Media - 3.9%
Century De Buyer LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.79% (A), 10/30/2030	447,750	450,735
Charter Communications Operating LLC Term Loan B5, 3-Month Term SOFR + 2.25%, 6.56% (A), 12/15/2031	340,669	340,148
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.93% (A), 09/01/2028	476,476	473,051
Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (A), 09/18/2030	497,494	495,362
Coral-U.S. Co-Borrower LLC
Term Loan B7, TBD, 01/28/2032 (B)(C)	275,000	272,938
Term Loan B6, 1-Month Term SOFR + 3.00%, 7.42% (A), 10/15/2029	706,917	701,836

EW Scripps Co. Term Loan B2, 1-Month Term SOFR + 2.56%, 6.99% (A), 05/01/2026	186,629	181,363
Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.95% (A), 06/02/2028	630,896	632,586
NEP Group, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (D)	776,510	693,812
Term Loan B, 1-Month Term SOFR + 4.00%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (D)	501,999	451,799
Sinclair Television Group, Inc.
Term Loan B2B, 1-Month Term SOFR + 2.50%, 6.93% (A), 09/30/2026	957,798	955,803
Term Loan B4, 1-Month Term SOFR + 3.75%, 8.16% (A), 04/21/2029	243,750	206,172
Univision Communications, Inc.
Term Loan B, 1-Month Term SOFR + 3.50%, 7.93% (A), 01/31/2029	1,069,625	1,072,299
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc. (continued)
Term Loan B, 1-Month Term SOFR + 3.25%, 7.68% (A), 01/31/2029	$ 145,875	$ 145,875

UPC Financing Partnership Term Loan AX, 1-Month Term SOFR + 2.93%, 7.35% (A), 01/31/2029	898,777	898,664
Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 7.67% (A), 01/31/2029	1,482,278	1,459,426
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 6.92% (A), 04/30/2028	769,000	763,980
		10,195,849
Metals & Mining - 0.6%
JSG III, Inc.
1st Lien Term Loan, 1-Month Term SOFR + 4.50%, 8.91% (A), 06/28/2026	708,047	708,047
Delayed Draw Term Loan, 1-Month Term SOFR + 4.50%, 8.91% (A), 06/28/2026	38,281	38,280

Tiger Acquisition LLC Term Loan B, 3-Month Term SOFR + 3.00%, 7.31% (A), 06/01/2028	809,874	810,077
		1,556,404
Oil, Gas & Consumable Fuels - 1.4%
Apro LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.27% (A), 07/09/2031	1,995,000	1,999,988
Delek U.S. Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.91% (A), 11/19/2029	780,559	782,510
Par Petroleum LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.04% (A), 02/28/2030	975,081	973,253
		3,755,751
Paper & Forest Products - 1.2%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 9.93% (A), 11/30/2028	897,804	879,848
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.76% (A), 11/04/2031	1,500,000	1,505,625
Pixelle Receivables SPE LLC Term Loan, 1-Month Term SOFR + 7.00%, 11.34% (A), 06/12/2025	862,312	862,312
		3,247,785
	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines - 0.2%
United Airlines, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.00%, 6.30% (A), 02/22/2031	$ 416,451	$ 417,145
Personal Care Products - 0.9%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.18% (A), 05/17/2028	989,770	913,310
KDC/ONE Development Corp., Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.31% (A), 08/15/2028	1,498,750	1,507,181
		2,420,491
Pharmaceuticals - 2.2%
Amneal Pharmaceuticals LLC Term Loan B, 1-Month Term SOFR + 5.50%, 9.81% (A), 05/04/2028	1,218,750	1,251,504
Curium BidCo SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (A), 07/31/2029	1,771,899	1,780,019
IVC Acquisition Ltd. Repriced Term Loan B, 3-Month Term SOFR + 3.75%, 8.04% (A), 12/12/2028	1,237,523	1,242,164
Southern Veterinary Partners LLC 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 7.71% (A), 12/04/2031	1,492,394	1,502,654
		5,776,341
Real Estate Management & Development - 0.5%
Cushman & Wakefield U.S. Borrower LLC Term Loan B1, 1-Month Term SOFR + 2.75%, 7.06% (A), 01/31/2030	735,735	738,034
RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.93% (A), 07/21/2028	496,144	483,740
		1,221,774
Software - 4.7%
Avaya, Inc. Term Loan, 1-Month Term SOFR + 7.50%, 11.81% (A), 08/01/2028	780,460	661,440
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.29% (A), 07/30/2031 (C)	1,000,000	1,004,375
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (A), 07/06/2029	1,485,028	1,415,232
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.18% (A), 10/16/2028	729,375	650,055
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Cotiviti Corp. Term Loan B, 7.63%, 05/01/2031	$ 2,000,000	$ 2,013,750
Dayforce, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.79% (A), 02/26/2031	497,500	499,366
Drake Software LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.56% (A), 06/26/2031	698,250	656,355
Dun & Bradstreet Corp. Term Loan, 1-Month Term SOFR + 2.25%, 6.56% (A), 01/18/2029	1,075,468	1,076,813
Epicor Software Corp. Term Loan E, 1-Month Term SOFR + 2.75%, 7.06% (A), 05/30/2031	1,296,750	1,306,476
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (A), 07/18/2030	529,286	532,594
Modena Buyer LLC Term Loan, 1-Month Term SOFR + 4.50%, 8.79% (A), 07/01/2031	997,500	938,481
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.16% (A), 05/15/2028	804,114	457,675
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.66% (A), 05/15/2028	341,614	351,862

UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.29%, 7.30% (A), 02/10/2031	810,901	815,646
		12,380,120
Textiles, Apparel & Luxury Goods - 1.3%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (A), 12/21/2028	1,496,250	1,502,395
Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.06% (A), 03/08/2030	598,432	604,416
Varsity Brands, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.27% (A), 08/26/2031	1,250,000	1,251,173
		3,357,984
Transportation Infrastructure - 0.5%
First Student Bidco, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 2.50%, 6.89% (A), 07/21/2028	354,738	355,255
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)
First Student Bidco, Inc. (continued)
Term Loan B2, 3-Month Term SOFR + 2.50%, 6.89% (A), 07/21/2028	$ 997,417	$ 998,872
Term Loan C, 3-Month Term SOFR + 2.50%, 6.89% (A), 07/21/2028	108,483	108,641
		1,462,768
Total Loan Assignments (Cost $231,059,398)		229,864,787
CORPORATE DEBT SECURITIES - 7.3%
Building Products - 0.5%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (E)	1,500,000	1,487,647
Chemicals - 0.4%
Olympus Water U.S. Holding Corp.
7.13%, 10/01/2027 (E)(F)	1,000,000	1,014,710
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (E)	2,250,000	2,307,114
Communications Equipment - 1.0%
CommScope LLC
9.50%, 12/15/2031 (E)(F)	2,000,000	2,077,500
Sable International Finance Ltd.
7.13%, 10/15/2032 (E)	750,000	732,840
		2,810,340
Containers & Packaging - 0.4%
Graham Packaging Co., Inc.
7.13%, 08/15/2028 (E)	1,000,000	995,895
Energy Equipment & Services - 0.2%
Star Holding LLC
8.75%, 08/01/2031 (E)	500,000	486,760
Food Products - 0.4%
B&G Foods, Inc.
8.00%, 09/15/2028 (E)	1,000,000	1,036,149
Health Care Providers & Services - 1.1%
LifePoint Health, Inc.
8.38%, 02/15/2032 (E)	500,000	505,868
11.00%, 10/15/2030 (E)	500,000	552,942
Tenet Healthcare Corp.
6.13%, 06/15/2030	2,000,000	2,011,866
		3,070,676
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (E)	1,000,000	1,013,412
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (E)	500,000	517,059
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.1%
ION Trading Technologies SARL
9.50%, 05/30/2029 (E)	$ 200,000	$ 209,008
Media - 0.6%
CSC Holdings LLC
5.38%, 02/01/2028 (E)	750,000	659,353
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (E)(F)	250,000	203,148
6.75%, 10/15/2027 (E)	750,000	686,399
		1,548,900
Software - 1.1%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (E)	1,577,000	1,586,942
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (E)	1,214,000	1,251,947
		2,838,889
Total Corporate Debt Securities (Cost $19,136,038)		19,336,559
ASSET-BACKED SECURITIES - 2.5%
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1, 3-Month Term SOFR + 1.43%, 5.73% (A), 07/15/2034 (E)	1,500,000	1,503,212
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.75% (A), 10/20/2034 (E)	1,500,000	1,502,550
Palmer Square CLO Ltd.
Series 2021-2A, Class A, 3-Month Term SOFR + 1.41%, 5.71% (A), 07/15/2034 (E)	1,500,000	1,504,567
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.53% (A), 04/16/2031 (E)	631,611	633,579
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.65% (A), 04/15/2034 (E)	1,500,000	1,502,069
Total Asset-Backed Securities (Cost $6,594,876)		6,645,977

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.2%
U.S. Fixed Income Funds - 1.2%
Invesco Senior Loan ETF	71,000	1,494,550
SPDR Blackstone Senior Loan ETF (F)	37,000	1,552,520
Total Exchange-Traded Funds (Cost $3,022,000)		3,047,070
	Shares	Value
COMMON STOCKS - 0.1%
Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp. (H)(I)(J)(K)	889,572	$ 1
LG Parent Holding Co. (H)(J)	30,405	30,405
		30,406
Metals & Mining - 0.0% (G)
Phoenix Services International LLC (H)(I)(J)	14,948	67,266
Software - 0.1%
Avaya Holdings Corp. (H)(J)	41,536	269,984
Total Common Stocks (Cost $957,844)		367,656
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp., 0.00% (H)(I)(J)(K)	189,500	0
Total Preferred Stock (Cost $189,501)		0

	Principal	Value
COMMERCIAL PAPER - 2.3%
Financial Services - 2.3%
Anglesea Funding LLC
4.40% (L), 02/04/2025 (E)	$ 1,500,000	1,499,275
Britannia Funding Co. LLC
4.41% (L), 02/03/2025 (E)	1,500,000	1,499,455
Concord Minutemen Capital Co. LLC
4.41% (L), 02/06/2025 (E)	1,500,000	1,498,899
Lion Bay Funding LLC
4.40% (L), 02/07/2025 (E)	1,500,000	1,498,731
Total Commercial Paper (Cost $5,997,104)		5,996,360

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (L)	2,237,805	2,237,805
Total Other Investment Company (Cost $2,237,805)		2,237,805
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp.,
1.80% (L), dated 01/31/2025, to be
repurchased at $11,891,481 on 02/03/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 11/30/2026, and
with a value of $12,127,497.
$ 11,889,697	$ 11,889,697
Total Repurchase Agreement (Cost $11,889,697)	11,889,697
Total Investments (Cost $281,084,263)	279,385,911
Net Other Assets (Liabilities) - (5.6)%	(14,807,445)
Net Assets - 100.0%	$ 264,578,466
INVESTMENT VALUATION:

Valuation Inputs (M)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Loan Assignments	$—	$229,864,787	$—	$229,864,787
Corporate Debt Securities	—	19,336,559	—	19,336,559
Asset-Backed Securities	—	6,645,977	—	6,645,977
Exchange-Traded Funds	3,047,070	—	—	3,047,070
Common Stocks	—	300,389	67,267	367,656
Preferred Stock	—	—	0	0
Commercial Paper	—	5,996,360	—	5,996,360
Other Investment Company	2,237,805	—	—	2,237,805
Repurchase Agreement	—	11,889,697	—	11,889,697
Total Investments	$5,284,875	$274,033,769	$67,267	$279,385,911
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	All or a portion of the security represents an unsettled loan commitment at January 31, 2025 where the rate will be determined at time of settlement.
(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $29,967,030, representing 11.3% of the
Fund's net assets.

(F)
All or a portion of the security is on loan. The total value of the securities on loan is $3,744,449, collateralized by cash collateral of $2,237,805 and non-cash collateral, such as U.S. government securities of $1,591,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Non-income producing security.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $367,656, representing 0.1% of the Fund’s net assets.
(K)	Security deemed worthless.
(L)	Rate disclosed reflects the yield at January 31, 2025.
(M)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(N)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBD	To Be Determined
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Floating Rate (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds